HAROLD W. PAUL, LLC
                                     ATTORNEY AT LAW
                                      PO Box 33812
                                    Santa Fe, NM 87594
                                      (505) 983-2794
                                    Fax (866) 644-7615


	                                             New York Office
                                                     444 Madison Ave., Ste. 1800
                                                     New York, NY 10022
                                                     (212) 750-5020
                                                     Fax (866) 644-7615


								August 8, 2008


Mr. Howard Efron
Staff Accountant
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


                           Re: Ozone Man, Inc.
                              Form 10-KSB For The Year Ended December 31, 2007 Form 10-QSB For The Period Ended March 31, 2008 File No. 0-09908

Dear Mr. Efron:

We represent The Ozone Man, Inc. We are responding to your letter of July 21, 2008 with respect to the above named filings.

Simultaneous with submission of this letter, we are filing an amendment to Form 10-KSB in response to comment number 1.


     1.   INTERNAL CONTROL OVER FINANCIAL REPORTING.

          As indicated in our telephone conversation of August 6, 2008 management did, in fact, performed an assessment of its internal control over financial reporting. The result thereof has been disclosed in Item 8A of the amended Form 10-KSB submitted with this letter.

          Please note that the certifications provided under Item 601(b)(31) have been revised to include the introductory language of paragraph 4 and the language of paragraph 4(b) of said item.

HAROLD W. PAUL, LLC


Mr. Howard Efron
Staff Accountant
Securities and Exchange Commission
August 8, 2008
Page Two



     2.   FORM TYPE.

          Supplementally, we confirm our telephone conversation that the quarterly report filed on Form 10-QSB contained all required material information. This will confirm that all future quarterly reports will be filed on Form 10-Q.

          Supplementally, we advise that simultaneous with submission of this letter and the amended Form 10-KSB we are filing a statement from the company containing the three representations that you requested in your letter.


Please feel free to contact the undersigned if you have any further comment with respect to these matters.


                                                Sincerely,

                                            /s/ HAROLD W. PAUL

HWP/sl                                          HAROLD W. PAUL